Fees Summary	Jan. 10, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit 107 relates is a final prospectus for the related offering. The maximum aggregate amount for such offering is $86,250,000, which includes $11,250,000 aggregate principal amount of 9.125% Senior Notes due 2030 that may be offered and sold pursuant to the exercise in full of the underwriters' option to purchase additional notes to cover over-allotments, if any.
Narrative - Max Aggregate Offering Price	$ 86,250,000.00
Final Prospectus	true